Segment Information - Summary of Operating Segments (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Total assets	R$ 1,434,969	R$ 1,353,241	R$ 1,276,415
Total liabilities	1,286,963	1,218,427	1,162,356
Investments in associates and joint ventures	5,171	5,073	4,399
Goodwill	10,716	9,675	2,057
Fixed assets, net	7,359	8,042	8,541
Intangible assets, net	8,667	7,381	6,295
Banking product	111,050	118,661	92,011
Interest margin (	69,591	79,481	54,608
Banking service fees	34,448	31,918	29,452
Income related to insurance, private pension, and capitalization operations before claim and selling expenses	5,252	5,880	6,672
Other income	1,759	1,382	1,279
Losses on loans and claims	(18,240)	(22,122)	(21,335)
Expenses for allowance for loan and lease losses	(20,746)	(24,379)	(24,517)
Recovery of loans written off as loss	3,698	3,742	4,779
Expenses for claims / recovery of claims under reinsurance	(1,192)	(1,485)	(1,597)
Operating margin	92,810	96,539	70,676
Other operating income (expenses)	(60,599)	(58,347)	(52,411)
Non-interest expenses	(54,118)	(50,904)	(47,626)
Tax expenses for ISS, PIS and COFINS and Other	(7,029)	(7,971)	(5,405)
Share of profit or (loss) in associates and joint ventures	548	528	620
Income before income tax and social contribution	32,211	38,192	18,265
Income tax and social contribution	(7,943)	(14,610)	7,891
Non-controlling interest in subsidiaries	(365)	(319)	(416)
Net income	23,903	23,263	25,740
Retail Banking [Member]
Disclosure of operating segments [line items]
Total assets	970,137	909,779	873,202
Total liabilities	934,835	877,792	840,033
Investments in associates and joint ventures	1,168	1,325	1,064
Goodwill	1,452	1,398	232
Fixed assets, net	5,105	5,635	5,781
Intangible assets, net	7,286	6,559	6,606
Banking product	69,600	70,496	71,203
Interest margin (	38,381	40,073	41,705
Banking service fees	23,963	22,659	21,159
Income related to insurance, private pension, and capitalization operations before claim and selling expenses	7,256	7,764	8,339
Losses on loans and claims	(13,324)	(15,820)	(14,601)
Expenses for allowance for loan and lease losses	(14,005)	(16,717)	(16,232)
Impairment		(26)
Discounts granted	(785)	(893)	(708)
Recovery of loans written off as loss	2,688	3,242	3,886
Expenses for claims / recovery of claims under reinsurance	(1,222)	(1,426)	(1,547)
Operating margin	56,276	54,676	56,602
Other operating income (expenses)	(37,280)	(37,202)	(35,924)
Non-interest expenses	(32,885)	(32,883)	(31,547)
Tax expenses for ISS, PIS and COFINS and Other	(4,395)	(4,319)	(4,377)
Income before income tax and social contribution	18,996	17,474	20,678
Income tax and social contribution	(7,146)	(6,328)	(7,263)
Non-controlling interest in subsidiaries	(166)	(223)	(342)
Result of Citibank's operations	(21)
Net income	11,663	10,923	13,073
Wholesale Banking [member]
Disclosure of operating segments [line items]
Total assets	604,384	585,088	547,236
Total liabilities	548,185	525,390	502,887
Goodwill	6,666	6,171
Fixed assets, net	1,290	1,177	1,274
Intangible assets, net	1,028	1,105	857
Banking product	28,748	30,498	25,898
Interest margin (	19,426	21,929	18,171
Banking service fees	8,876	8,072	7,282
Income related to insurance, private pension, and capitalization operations before claim and selling expenses	446	497	445
Losses on loans and claims	(5,882)	(10,645)	(6,055)
Expenses for allowance for loan and lease losses	(5,053)	(8,914)	(6,764)
Impairment	(1,094)	(1,856)	(85)
Discounts granted	(263)	(318)	(39)
Recovery of loans written off as loss	581	502	883
Expenses for claims / recovery of claims under reinsurance	(53)	(59)	(50)
Operating margin	22,866	19,853	19,843
Other operating income (expenses)	(14,523)	(13,410)	(11,130)
Non-interest expenses	(13,265)	(12,034)	(9,877)
Tax expenses for ISS, PIS and COFINS and Other	(1,258)	(1,376)	(1,253)
Income before income tax and social contribution	8,343	6,443	8,713
Income tax and social contribution	(2,412)	(1,081)	(2,691)
Non-controlling interest in subsidiaries	117	79
Net income	6,048	5,441	6,022
Market And Corporation [Member]
Disclosure of operating segments [line items]
Total assets	119,309	116,401	127,716
Total liabilities	71,873	80,810	97,017
Investments in associates and joint ventures	3,986	3,106	2,436
Banking product	10,620	9,412	7,641
Interest margin (	10,508	9,264	7,513
Banking service fees	46	59	59
Income related to insurance, private pension, and capitalization operations before claim and selling expenses	66	89	69
Losses on loans and claims	(6)	71	98
Expenses for allowance for loan and lease losses	(6)	71	98
Operating margin	10,614	9,483	7,739
Other operating income (expenses)	(1,647)	(2,387)	(1,948)
Non-interest expenses	(831)	(1,616)	(1,522)
Tax expenses for ISS, PIS and COFINS and Other	(816)	(771)	(426)
Income before income tax and social contribution	8,967	7,096	5,791
Income tax and social contribution	(1,777)	(1,237)	(1,040)
Non-controlling interest in subsidiaries	(22)	(1)	(14)
Net income	7,168	5,858	4,737
Ita Unibanco SA [Member]
Disclosure of operating segments [line items]
Total assets	1,503,503	1,427,084	1,359,172
Total liabilities	1,364,566	1,299,869	1,250,955
Investments in associates and joint ventures	5,154	4,431	3,500
Goodwill	8,118	7,569	232
Fixed assets, net	6,395	6,812	7,055
Intangible assets, net	8,314	7,664	7,463
Banking product	108,968	110,406	104,742
Interest margin (	68,315	71,266	67,389
Banking service fees	32,885	30,790	28,500
Income related to insurance, private pension, and capitalization operations before claim and selling expenses	7,768	8,350	8,853
Losses on loans and claims	(19,212)	(26,394)	(20,558)
Expenses for allowance for loan and lease losses	(19,064)	(25,560)	(22,898)
Impairment	(1,094)	(1,882)	(85)
Discounts granted	(1,048)	(1,211)	(747)
Recovery of loans written off as loss	3,269	3,744	4,769
Expenses for claims / recovery of claims under reinsurance	(1,275)	(1,485)	(1,597)
Operating margin	89,756	84,012	84,184
Other operating income (expenses)	(53,450)	(52,999)	(49,002)
Non-interest expenses	(46,981)	(46,533)	(42,946)
Tax expenses for ISS, PIS and COFINS and Other	(6,469)	(6,466)	(6,056)
Income before income tax and social contribution	36,306	31,013	35,182
Income tax and social contribution	(11,335)	(8,646)	(10,994)
Non-controlling interest in subsidiaries	(71)	(145)	(356)
Result of Citibank's operations	(21)
Net income	24,879	22,222	23,832
Adjustments [Member]
Disclosure of operating segments [line items]
Total assets	(68,534)	(73,843)	(82,757)
Total liabilities	(77,603)	(81,442)	(88,599)
Investments in associates and joint ventures	17	642	899
Goodwill	2,598	2,106	1,825
Fixed assets, net	964	1,230	1,486
Intangible assets, net	353	(283)	(1,168)
Banking product	2,082	8,255	(12,731)
Interest margin (	1,276	8,215	(12,781)
Banking service fees	1,563	1,128	952
Income related to insurance, private pension, and capitalization operations before claim and selling expenses	(2,516)	(2,470)	(2,181)
Other income	1,759	1,382	1,279
Losses on loans and claims	972	4,272	(777)
Expenses for allowance for loan and lease losses	(1,682)	1,181	(1,619)
Impairment	1,094	1,882	85
Discounts granted	1,048	1,211	747
Recovery of loans written off as loss	429	(2)	10
Expenses for claims / recovery of claims under reinsurance	83
Operating margin	3,054	12,527	(13,508)
Other operating income (expenses)	(7,149)	(5,348)	(3,409)
Non-interest expenses	(7,137)	(4,371)	(4,680)
Tax expenses for ISS, PIS and COFINS and Other	(560)	(1,505)	651
Share of profit or (loss) in associates and joint ventures	548	528	620
Income before income tax and social contribution	(4,095)	7,179	(16,917)
Income tax and social contribution	3,392	(5,964)	18,885
Non-controlling interest in subsidiaries	(294)	(174)	(60)
Result of Citibank's operations	21
Net income	R$ (976)	R$ 1,041	R$ 1,908